LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
LEASE LIABILITIES
25	LEASE LIABILITIES

	Property	Ships	Ship equipment	Total
	US$’000	US$’000	US$’000	US$’000

Balance as at 1 January 2019	592	67,863	211	68,666
Additions	2,161	16,946	82	19,189
Disposal	-	-	(22)	(22)
Interest expense	69	3,365	8	3,442
Lease payments	(665)	(32,538)	(144)	(33,347)
- Principal	(596)	(29,173)	(136)	(29,905)
- Interest	(69)	(3,365)	(8)	(3,442)
Transferred to liabilities of a disposal group held for sale (Note 40) (i)	(38)	-	-	(38)
Effect of foreign currency exchange differences	56	-	-	56
Lease liabilities as at 31 December 2019	2,175	55,636	135	57,946
Additions	539	20,833	85	21,457
Disposal	-	-	(3)	(3)
Interest expense	125	2,387	5	2,517
Lease payments	(1,104)	(29,183)	(178)	(30,465)
- Principal	(979)	(26,796)	(173)	(27,948)
- Interest	(125)	(2,387)	(5)	(2,517)
Transferred to liabilities of a disposal group held for sale (Note 40) (i)	(346)	-	-	(346)
Acquired on acquisition of subsidiary	-	-	90	90
Effect of foreign currency exchange differences	48		-	48
Lease liabilities as at 31 December 2020	1,437	49,673	134	51,244

(i)
 For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tan
k
ers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

	2020	2019
	US$’000	US$’000
Analysed between:
Current portion	28,120	24,300
Non-current portion	23,124	33,646
	51,244	57,946

Maturity analysis of lease liabilities is disclosed in Note 4. The Group does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the Group’s treasury function.